Related Party Notes (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Mar. 06, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 16, 2022 USD ($)	Aug. 09, 2022 USD ($)	Dec. 27, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Jul. 30, 2022 USD ($)
Related Party Notes (Details) [Line Items]
Number of note payable						2
Contractual interest rates						12.00%
Amount settled						$ 17,400	$ 800
Net carrying amounts						3,400
Related party accrued interest							13,600
Long-term debt, gross							41,719	$ 164,689
Notes payable, related parties							91,400	$ 700
Net carrying amount							96,900
Loss on related party notes payable							$ 26,200
Share Price (in Dollars per share) | $ / shares							$ 10	$ 10
Related party promissory notes assumed								$ 500
Related party convertible notes assumed								300
Related party promissory notes assumed, fair value							$ 600
Warrants issued (in Shares) | shares							80,000
Number of leases							2
Total lease cost							$ 100
Payments with related party				$ 200	$ 200
Expenses amount							$ 100
Subscription price per share (in Dollars per share) | $ / shares							$ 10
Level 3 [Member]
Related Party Notes (Details) [Line Items]
Notes payable, related parties							$ 8,700	13,300
Private Warrants [Member]
Related Party Notes (Details) [Line Items]
Warrants issued (in Shares) | shares							80,000
Class A Common Stock [Member]
Related Party Notes (Details) [Line Items]
Shares issued from conversion (in Shares) | shares							6,921,814
Subsequent Event [Member]
Related Party Notes (Details) [Line Items]
Payments with related party		$ 200	$ 200
Amount payable			400
Company amount not less than value			5,000
Legal expense reimbursement amount									$ 6,500
Consulting fee	$ 200
Subsequent Event [Member] | Minimum [Member]
Related Party Notes (Details) [Line Items]
Due to related parties			300
Subsequent Event [Member] | Maximum [Member]
Related Party Notes (Details) [Line Items]
Due to related parties			700
Business Combination [Member] | Notes Payable, Other Payables [Member]
Related Party Notes (Details) [Line Items]
Cash Payment							$ 41,900
F F Top Expense Reimbursements [Member]
Related Party Notes (Details) [Line Items]
Due to related parties										$ 300
Amount payable										$ 200
Notes Payable, Related Party [Member]
Related Party Notes (Details) [Line Items]
Related party accrued interest						$ 14,000
Chongqing Leshi Small Loan Co., Ltd. [Member]
Related Party Notes (Details) [Line Items]
Long-term debt, gross								9,400
Rancho Palos Verdes Properties [Member]
Related Party Notes (Details) [Line Items]
Number of leases							2
Payments with related party							$ 100	$ 1,700
F F Top Expense Reimbursements [Member] | Subsequent Event [Member]
Related Party Notes (Details) [Line Items]
Payments with related party			$ 200
Common Units of FF Global Partners LLC [Member]
Related Party Notes (Details) [Line Items]
Common units (in Shares) | shares								24,000,000
Subscription price per share (in Dollars per share) | $ / shares								$ 0.5
Annual installment term								10 years